J.P. MORGAN INCOME FUNDS
JPMorgan Government Bond Fund
(the “Fund”)
(a series of JPMorgan Trust II)
(All Share Classes)
Supplement dated September 12, 2022
to the current Summary Prospectuses and Prospectuses, as supplemented
Effective November 1, 2022 (the “effective date”), an expense cap will be added to Class C Shares of the Fund and the expense caps for the other share classes will be revised. Therefore, on the effective date the “Annual Fund Operating Expenses” and “Example” tables in the Prospectuses for the Fund will be deleted in their entirety and replaced with the corresponding tables below:
Class A, Class C and Class I Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.28%	0.28%	0.28%

Distribution (Rule 12b‑1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.36	0.36

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	0.89	1.39	0.64

Fee Waivers and/or Expense Reimbursements[1]	–0.19	–0.19	–0.19

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.70	1.20	0.45

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.70%, 1.20% and 0.45% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/23, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/23 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	630	832	1,413

CLASS C SHARES ($)	222	421	742	1,515

CLASS I SHARES ($)	46	186	338	780

SUP‑GB‑922

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	444	630	832	1,413

CLASS C SHARES ($)	122	421	742	1,515

CLASS I SHARES ($)	46	186	338	780
Class R2, Class R3, Class R4 and Class R6 Shares

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class R2	Class R3	Class R4	Class R6
Management Fees	0.28%	0.28%	0.28%	0.28%

Distribution (Rule 12b‑1) Fees	0.50	0.25	NONE	NONE

Other Expenses	0.38	0.36	0.36	0.11

Service Fees	0.25	0.25	0.25	NONE

Remainder of Other Expenses	0.13	0.11	0.11	0.11

Total Annual Fund Operating Expenses	1.16	0.89	0.64	0.39

Fee Waivers and/or Expense Reimbursements[1]	–0.11	–0.09	–0.09	–0.09

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.05	0.80	0.55	0.30

1
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.05%, 0.80%, 0.55% and 0.30% of the average daily net assets of Class R2, Class R3, Class R4 and Class R6 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/23, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/23 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	107	358	628	1,399

CLASS R3 SHARES ($)	82	275	484	1,088

CLASS R4 SHARES ($)	56	196	348	790

CLASS R5 SHARES ($)	31	116	210	484

In addition, the information pertaining to the Government Bond Fund in the “Additional Fee and Expense Information” section in the Prospectuses of the Fund are hereby deleted in their entirety and replaced by the following:
Class A, Class C and Class I Shares

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Government Bond Fund	A	0.70%	0.89%
	C	1.20%	1.39%
	I	0.45%	0.64%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 7/1/22 (11/1/22 for the Government Bond Fund), you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•
The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs. ”Your actual costs may be higher or lower than those shown under “Annual Costs.”
Your actual costs may be higher or lower than those shown.
JPMorgan Government Bond Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2023	$444	1.06%	0.39%	0.39%	$122	5.00%	3.80%	3.80%
October 31, 2024	$91	6.12%	4.51%	4.11%	$147	10.25%	7.55%	3.61%
October 31, 2025	$95	11.42%	8.81%	4.11%	$152	15.76%	11.43%	3.61%
October 31, 2026	$99	16.99%	13.28%	4.11%	$158	21.55%	15.45%	3.61%
October 31, 2027	$103	22.84%	17.94%	4.11%	$163	27.63%	19.62%	3.61%
October 31, 2028	$107	28.98%	22.79%	4.11%	$169	34.01%	23.94%	3.61%
October 31, 2029	$112	35.43%	27.83%	4.11%	$175	40.71%	28.41%	3.61%
October 31, 2030	$116	42.21%	33.09%	4.11%	$182	47.75%	33.05%	3.61%
October 31, 2031	$121	49.32%	38.56%	4.11%	$121	55.13%	38.52%	4.11%
October 31, 2032	$126	56.78%	44.25%	4.11%	$126	62.89%	44.21%	4.11%

1
The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2023) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$222	4.00%	2.80%	2.80%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2023	$46	5.00%	4.55%	4.55%
October 31, 2024	$68	10.25%	9.11%	4.36%
October 31, 2025	$71	15.76%	13.87%	4.36%
October 31, 2026	$74	21.55%	18.83%	4.36%
October 31, 2027	$78	27.63%	24.01%	4.36%
October 31, 2028	$81	34.01%	29.42%	4.36%
October 31, 2029	$85	40.71%	35.06%	4.36%
October 31, 2030	$88	47.75%	40.95%	4.36%
October 31, 2031	$92	55.13%	47.09%	4.36%
October 31, 2032	$96	62.89%	53.51%	4.36%
Class R2, ClassR3, Class R4 and Class R6 Shares

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Government Bond Fund	R2	1.05%	1.16%

	R3	0.80%	0.89%

	R4	0.55%	0.64%

	R6	0.30%	0.39%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:

•	On 7/1/22 (11/1/22 for the Government Bond Fund), you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;

•	Your investment has a 5% return each year;

•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;

•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and

•	There is no sales charge (load) on reinvested dividends.

•
The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.

“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each fiscal year would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs. ”Your actual costs may be higher or lower than those shown under “Annual Costs.”
Your actual costs may be higher or lower than those shown.

	Class R2
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2023	$107	5.00%	3.95%	3.95%
October 31, 2024	$123	10.25%	7.94%	3.84%
October 31, 2025	$128	15.76%	12.09%	3.84%
October 31, 2026	$133	21.55%	16.39%	3.84%
October 31, 2027	$138	27.63%	20.86%	3.84%
October 31, 2028	$143	34.01%	25.50%	3.84%
October 31, 2029	$148	40.71%	30.32%	3.84%
October 31, 2030	$154	47.75%	35.32%	3.84%
October 31, 2031	$160	55.13%	40.52%	3.84%
October 31, 2032	$166	62.89%	45.92%	3.84%

	Class R3
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2023	$82	5.00%	4.20%	4.20%
October 31, 2024	$95	10.25%	8.48%	4.11%
October 31, 2025	$99	15.76%	12.94%	4.11%
October 31, 2026	$103	21.55%	17.58%	4.11%
October 31, 2027	$107	27.63%	22.42%	4.11%
October 31, 2028	$111	34.01%	27.45%	4.11%
October 31, 2029	$116	40.71%	32.69%	4.11%
October 31, 2030	$121	47.75%	38.14%	4.11%
October 31, 2031	$125	55.13%	43.82%	4.11%
October 31, 2032	$131	62.89%	49.73%	4.11%

	Class R4
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2023	$56	5.00%	4.45%	4.45%
October 31, 2024	$68	10.25%	9.00%	4.36%
October 31, 2025	$71	15.76%	13.76%	4.36%
October 31, 2026	$74	21.55%	18.72%	4.36%
October 31, 2027	$78	27.63%	23.89%	4.36%
October 31, 2028	$81	34.01%	29.29%	4.36%
October 31, 2029	$85	40.71%	34.93%	4.36%
October 31, 2030	$88	47.75%	40.81%	4.36%
October 31, 2031	$92	55.13%	46.95%	4.36%
October 31, 2032	$96	62.89%	53.36%	4.36%

	Class R6
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2023	$31	5.00%	4.70%	4.70%
October 31, 2024	$42	10.25%	9.53%	4.61%
October 31, 2025	$44	15.76%	14.58%	4.61%
October 31, 2026	$46	21.55%	19.86%	4.61%
October 31, 2027	$48	27.63%	25.38%	4.61%
October 31, 2028	$50	34.01%	31.16%	4.61%
October 31, 2029	$52	40.71%	37.21%	4.61%
October 31, 2030	$55	47.75%	43.54%	4.61%
October 31, 2031	$57	55.13%	50.15%	4.61%
October 31, 2032	$60	62.89%	57.07%	4.61%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE